Consolidated Balance Sheet - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Tangible assets	€ 794	€ 746
Intangible assets	352	648
Deferred taxes	10,400
Total non-current assets	11,546	1,394
Current financial assets
Trade receivables	3,397	1,561
Other financial assets	794	571
Cash and cash equivalents	19,451	11,083
Total current financial assets	23,642	13,215
Inventories
Raw materials and supplies	1,098	1,516
Unfinished products	320	485
Finished products and goods	1,759	1,732
Total inventories	3,177	3,733
Income tax reimbursement claims	53	52
Other assets	715	1,454
Total other current assets	3,945	5,239
Total current assets	27,587	18,454
Total assets	39,133	19,848
Equity
Subscribed capital	44,632	38,417
Capital reserve	117,109	100,769
Capital reserve from foreign currency conversion adjustments	(2)	700
Loss carried forward	(136,505)	(120,403)
Loss for the period	(8,878)	(16,102)
Total equity	16,356	3,381
Non-current liabilities
Non-current financial debt	13,462	12,355
Other non-current provisions	1,545
Total non-current liabilities	15,007	12,355
Current financial liabilities
Trade payables	1,806	1,621
Current financial debt	165	170
Other financial liabilities	29	20
Total current financial liabilities	2,000	1,811
Other current liabilities
Other provisions	2,891	562
Other current liabilities	2,879	1,739
Total other current liabilities	5,770	2,301
Total current liabilities	7,770	4,112
Total equity and liabilities	€ 39,133	€ 19,848